DEAN WITTER HEALTH SCIENCES TRUST
Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS July 31, 1997

DEAR SHAREHOLDER:

During the fiscal year ended July 31, 1997, the stock market continued to soar with the Dow Jones Industrial Average gaining 51.75 percent. Large-cap stocks continued to lead the market; however, in May, the Russell 2000 Index began showing signs of strength. For the period under review, the Russell 2000 gained 33.39 percent.

PERFORMANCE AND PORTFOLIO STRATEGY


[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR FILING.]

GROWTH OF $10,000
--------------------------------------------------------------------------
($ IN THOUSANDS)

DATE                   FUND            S&P 500(4)       LIPPER(5)

October 30, 1992       $10,000         $10,000          $10,000
July 31, 1993          $ 9,220         $10,932          $ 9,437
July 31, 1994          $ 9,320         $11,496          $10,253
July 31, 1995          $12,880         $14,489          $13,881
July 31, 1996          $16,079         $16,881          $16,456
July 31, 1997          $17,093(3)      $25,674          $21,972

AVERAGE ANNUAL TOTAL RETURNS (FUND)

     ONE YEAR          LIFE OF FUND
      7.55 (1)          12.22 (1)
      2.55 (2)          11.95 (2)

Past performance is not predictive of future returns.

(1)     Figure shown does not reflect any sales charges.

(2) Figure shown assumes the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, since inception-2%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 2% CDSC assuming a complete redemption on July 31, 1997.

(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

(5) The Lipper Health/Biotechnology Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered for investment. There are currently 10 funds represented in this index.

As of July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. Fund shares held prior to July 28 were designated Class B shares. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

For the fiscal year ended July 31, 1997, Dean Witter Health Sciences Trust (Class B) produced a total return of 7.55 percent compared to 52.08 percent for the broad-based Standard & Poor's 500 Composite Stock Index (S&P 500) and
33.52 percent for the Lipper Health/Biotechnology Funds Index. The accompanying chart illustrates the performance of Class B shares of the Fund versus the performance of similar hypothetical investments in the S&P 500 and the Lipper Index.

DEAN WITTER HEALTH SCIENCES TRUST
LETTER TO THE SHAREHOLDERS July 31, 1997, continued

The Fund's small-cap healthcare holdings negatively impacted the Fund's performance. These stocks were hindered during the first half of the fiscal year by concerns over rising interest rates and an inflationary environment following the release of some controversial economic data and the Federal Reserve Board's 25 basis point rate hike in March. However, investor sentiment has recently warmed considerably toward these smaller companies in healthcare, mirroring an apparent trend in the broader market.

The Fund's large-cap holdings, such as Warner Lambert Co., Baxter International Inc. and Pharmacia Upjohn Inc., contributed positively to the Fund's performance. A few of these large companies are on the brink of developing a new class of cholesterol-reducing drugs. This good news has led to a favorable earnings outlook for the group and increasingly high investor sentiment.

During the period under review, the Fund remained well diversified among different sectors within the healthcare industry. On July 31, 1997, pharmaceuticals made up 16.9 percent of the Fund's portfolio, biotechnology made up 18.9 percent, and medical products and supplies made up 15.5 percent. The Fund's five largest sectors on July 31, 1997, were biotechnology, pharmaceuticals, medical products and supplies, diversified healthcare and drugs. At the end of the period under review, the Fund's net assets totaled $422.7 million.

LOOKING AHEAD

Over the near term, we expect that large-cap pharmaceutical stocks will continue to perform well and will continue to attract investor attention and support. Over the longer term, however, we believe that the small-and mid-cap names in healthcare that the Fund focuses on are positioned to outperform their large-cap counterparts. Overall, the fundamentals of the healthcare industry bode well for the Fund's future performance.

We appreciate your support of Dean Witter Health Sciences Trust and look forward to continuing to serve your financial needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER HEALTH SCIENCES TRUST
RESULTS OF SPECIAL MEETING (unaudited)

                                    * * *

On May 21, 1997, a special meeting of shareholders of Dean Witter Health Sciences Trust was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

 For .......  15,245,200
 Against  ..     468,085
 Abstain  ..   1,286,925

(2) ELECTION OF TRUSTEES:

Michael Bozic
For ...................  16,002,890
Withheld ..............     997,320

Charles A. Fiumefreddo
For ...................  15,997,443
Withheld ..............   1,002,767

Edwin J. Garn
For ...................  16,009,570
Withheld ..............     990,640

 John R. Haire
 For ..................  15,967,947
 Withheld .............   1,032,263

 Wayne E. Hedien
 For ..................  15,988,706
 Withheld .............   1,011,504

 Dr. Manuel H. Johnson
 For ..................  16,001,709
 Withheld .............     998,501

 Michael E. Nugent
 For ..................  16,021,959
 Withheld .............     978,251

 Philip J. Purcell
 For ..................  16,016,109
 Withheld .............     984,101

 John L. Schroeder
 For ..................  15,989,962
 Withheld .............   1,010,248

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

  For ......  14,586,239
  Against  .     822,025
  Abstain  .   1,591,946

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

  For .....  15,637,752
  Against       272,099
  Abstain     1,090,359

DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS July 31, 1997

 NUMBER OF
SHARES                                                                           VALUE
--------------------------------------------------------------------------- ---------------
           COMMON STOCKS (98.5%)
           Biotechnology (18.9%)
 100,000   Affymetrix, Inc.* ...............................................  $ 3,237,500
 120,000   Agouron Pharmaceutical, Inc.* ...................................   11,490,000
 150,000   Alexion Pharmaceuticals, Inc.* ..................................    1,556,250
 200,000   Alkermes, Inc.* .................................................    3,125,000
 100,000   Arterial Vascular Engineering, Inc.* ............................    3,825,000
  30,000   Aviron* .........................................................      810,000
 100,000   Biochem Pharma, Inc. (Canada)* ..................................    2,875,000
 170,000   Biomatrix, Inc. .................................................    3,825,000
  50,000   Biomira, Inc (Canada)* ..........................................      219,457
 100,000   Cell Therapeutics, Inc.* ........................................    1,337,500
 100,000   Centocor, Inc.* .................................................    3,843,750
 170,000   Genzyme Corp. General Division* .................................    4,632,500
   5,100   Genzyme Corp. Tissue Repair Division* ...........................       54,825
 150,000   Gilead Sciences, Inc.* ..........................................    4,218,750
 200,000   IDEC Pharmaceuticals Corp.* .....................................    5,462,500
 150,000   Immunex Corp.* ..................................................    5,718,750
 100,000   Interferon Sciences, Inc.* ......................................      631,250
 100,000   Ligand Pharmaceuticals, Inc. (Class B)* .........................    1,262,500
 100,000   Matritech, Inc.* ................................................      568,750
  76,000   Maxim Pharmaceuticals, Inc. .....................................      722,000
  80,000   Neurex Corp.* ...................................................      990,000
 100,000   Neurogen Corp.* .................................................    2,175,000
  30,000   OEC Medical Systems, Inc.* ......................................      513,750
 140,000   Protein Design Labs, Inc.* ......................................    3,902,500
  25,000   Ribi ImmunoChem Research, Inc.* .................................       96,875
 150,000   Sepracor, Inc.  .................................................    3,768,750
  40,000   Transcend Therapeutics, Inc.* ...................................      360,000
 150,000   Vertex Pharmaceuticals, Inc.* ...................................    5,231,250
 200,000   Vion Pharmaceuticals, Inc.* .....................................      812,500
 200,000   Virus Research Institute, Inc.  .................................    1,250,000
  40,000   Zonagen, Inc.* ..................................................    1,170,000
                                                                            ---------------
                                                                               79,686,907
                                                                            ---------------
           Commercial Services (3.4%)
 140,000   Advanced Health Corp.  ..........................................    2,590,000
  40,000   Complete Management, Inc.  ......................................      597,500
 150,000   Equity Corporation International* ...............................    3,609,375
 100,000   Medquist, Inc.* .................................................    3,250,000
 100,000   Stewart Enterprises, Inc. (Class A) .............................    4,325,000
                                                                            ---------------
                                                                               14,371,875
                                                                            ---------------
           Computer Software (1.6%)
 130,000   Cerner Corp.* ...................................................    3,900,000
 100,000   Medic Computer Systems, Inc.* ...................................    2,700,000
                                                                            ---------------
                                                                                6,600,000
                                                                            ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS July 31, 1997, continued

NUMBER OF
SHARES                                                                           VALUE
--------------------------------------------------------------------------- ---------------
           Computer Software & Services (1.3%)
 100,000   A.L.I. Technologies Inc. (Canada)* ..............................  $   805,281
  50,000   Daou Systems, Inc.* .............................................      987,500
  60,000   HPR Inc.* .......................................................      945,000
  50,000   ImageMatrix Corp. (Units)++* ....................................      114,062
  50,000   Imnet Systems, Inc. .............................................    1,737,500
 100,000   Sunquest Information Systems, Inc.* .............................    1,087,500
                                                                            ---------------
                                                                                5,676,843
                                                                            ---------------
           Consumer Products (0.5%)
  20,000   Chattem, Inc.* ..................................................      345,000
 100,000   Perrigo Co.* ....................................................    1,300,000
  50,000   Selfcare, Inc.* .................................................      600,000
                                                                            ---------------
                                                                                2,245,000
                                                                            ---------------
           Drugs (7.6%)
  35,000   Ascent Pediatrics, Inc.* ........................................      253,750
 160,000   Columbia Laboratories, Inc.  ....................................    3,150,000
 220,000   Dura-Pharmaceuticals, Inc.* .....................................    8,538,750
 150,000   Elan Corp. PLC (ADR)(Ireland)* ..................................    7,125,000
 110,000   Glaxo Wellcome PLC (ADR)(United Kingdom) ........................    4,675,000
 180,000   ICN Pharmaceuticals, Inc. .......................................    6,153,750
 100,000   Labopharm Inc. (Canada)* ........................................      272,055
  50,000   Pharmacia & Upjohn, Inc.  .......................................    1,887,500
                                                                            ---------------
                                                                               32,055,805
                                                                            ---------------
           Finance (0.3%)
  55,000   HealthCare Financial Partners, Inc.  ............................    1,168,750
                                                                            ---------------
           Health Equipment & Services (5.2%)
 100,000   Diagnostic Health Services, Inc.* ...............................    1,100,000
  60,000   Medtronic, Inc.  ................................................    5,235,000
 197,400   Renal Treatment Centers, Inc.* ..................................    5,823,300
 270,000   RoTech Medical Corp.* ...........................................    5,028,750
 120,000   Sabratek Corp.* .................................................    3,225,000
 158,000   Vista Medical Technologies, Inc.* ...............................    1,422,000
                                                                            ---------------
                                                                               21,834,050
                                                                            ---------------
           Healthcare (0.8%)
 110,000   Allegiance Corp. ................................................    3,437,500
                                                                            ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS July 31, 1997, continued

NUMBER OF
SHARES                                                                           VALUE
--------------------------------------------------------------------------- ---------------
           Healthcare -Diversified (8.2%)
 280,000   Healthsouth Corp.* ..............................................  $ 7,420,000
  50,000   Humana, Inc.* ...................................................    1,218,750
 100,000   Integrated Health Services, Inc.  ...............................    3,412,500
 150,000   Mentor Corp.  ...................................................    4,603,125
 150,000   NovaCare, Inc.* .................................................    1,940,625
  34,200   Simione Center Holdings, Inc.* ..................................      342,000
 150,000   Universal Health Services, Inc. (Class B)* ......................    6,093,750
  70,000   Warner-Lambert Co.  .............................................    9,778,125
                                                                            ---------------
                                                                               34,808,875
                                                                            ---------------
           Hospital Management & Health
             Maintenance Organizations (0.8%)
 100,000   American Oncology Resources, Inc.* ..............................    1,525,000
  40,000   Healthcare Recoveries, Inc.* ....................................      730,000
  80,000   Specialty Care Network, Inc.* ...................................      970,000
                                                                            ---------------
                                                                                3,225,000
                                                                            ---------------
           Hospital Management (6.1%)
 100,000   American HomePatient, Inc.* .....................................    1,975,000
 170,000   FPA Medical Management, Inc.  ...................................    4,505,000
 100,000   Genesis Health Ventures, Inc.* ..................................    3,387,500
  50,000   Harborside Healthcare Corp.  ....................................      806,250
  50,000   Impath, Inc.* ...................................................    1,312,500
  25,000   Pediatric Services of America, Inc.* ............................      562,500
  60,000   Quorum Health Group, Inc.* ......................................    2,137,500
 180,000   Renal Care Group, Inc.* .........................................    5,152,500
 120,000   Tenet Healthcare Corp.* .........................................    3,592,500
  60,000   Total Renal Care Holdings, Inc.* ................................    2,475,000
                                                                            ---------------
                                                                               25,906,250
                                                                            ---------------
           Hospital Supply (0.2%)
  98,800   Boston Biomedica, Inc.  .........................................      679,250
                                                                            ---------------
           Insurance (0.5%)
  50,000   Guaranty National Corp.  ........................................    1,331,250
  47,300   Summit Holding Southeast Inc.* ..................................      886,875
                                                                            ---------------
                                                                                2,218,125
                                                                            ---------------
           Life Insurance (0.9%)
  70,000   CRA Managed Care, Inc.* .........................................    3,587,500
                                                                            ---------------
           Manufacturing (0.3%)
  35,000   Axogen Ltd. (Units)++ ...........................................    1,150,625
                                                                            ---------------
           Medical Products & Supplies (15.5%)
  20,000   Abiomed, Inc.* ..................................................      325,000
 100,000   ArQule, Inc.* ...................................................    1,650,000
 100,000   Bard (C.R.), Inc.  ..............................................    3,762,500

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS July 31, 1997, continued

NUMBER OF
SHARES                                                                           VALUE
--------------------------------------------------------------------------- ---------------
 110,000   Baxter International, Inc.  .....................................  $ 6,359,375
  60,000   Closure Medical Corp.* ..........................................    1,605,000
  40,000   Cooper Companies, Inc.* .........................................    1,120,000
  90,000   Cryolife, Inc.* .................................................    1,119,375
  83,100   EP MedSystems, Inc.  ............................................      228,525
  70,000   Guidant Corp.  ..................................................    6,387,500
 100,000   Hanger Orthopedic Group, Inc.* ..................................    1,275,000
  30,000   Health Care & Retirement Corp.* .................................    1,072,500
  25,000   Healthdyne Technologies, Inc.* ..................................      421,875
  50,000   Intelligent Medical Imaging, Inc.* ..............................      331,250
  50,000   IRIDEX Corp.* ...................................................      493,750
 150,000   Kinetic Concepts, Inc. ..........................................    2,812,500
  80,000   Laser Industries, Ltd. ..........................................    1,380,000
 100,000   Lincare Holdings, Inc.* .........................................    4,900,000
 100,000   Molecular Dynamics, Inc.* .......................................    2,050,000
  40,000   Sight Resource Corp. (Units)++* .................................      215,000
 100,000   Novoste Corp.  ..................................................    1,575,000
 100,000   Osteotech, Inc.* ................................................    1,275,000
  20,000   Penederm, Inc.* .................................................      232,500
 110,000   Perclose, Inc.* .................................................    2,530,000
 110,000   PLC Systems, Inc. (Canada)* .....................................    1,436,875
 100,000   ResMed, Inc.  ...................................................    2,400,000
 100,000   Spine-Tech, Inc* ................................................    5,900,000
  40,000   Sterile Recoveries, Inc.* .......................................      615,000
  60,000   TECNOL Medical Products, Inc.* ..................................    1,320,000
 100,000   Urologix, Inc.  .................................................    1,762,500
 120,000   Ventana Medical Systems, Inc.* ..................................    1,995,000
 240,000   Vivus, Inc.* ....................................................    7,170,000
                                                                            ---------------
                                                                               65,721,025
                                                                            ---------------
           Medical Services (6.5%)
 110,000   Alternative Living Services, Inc.  ..............................    2,371,875
  30,000   Coventry Corp.* .................................................      530,625
  70,000   EndoSonics Corp.* ...............................................      927,500
  45,790   HBO & Co.  ......................................................    3,537,278
 140,000   Medical Resources, Inc.* ........................................    2,240,000
 100,000   Quintiles Transnational Corp.* ..................................    7,500,000
  50,000   Sheridan Healthcare, Inc.* ......................................      618,750
 160,000   Transkaryotic Therapies, Inc.  ..................................    5,600,000
 100,000   Vencor, Inc.* ...................................................    4,031,250
                                                                            ---------------
                                                                               27,357,278
                                                                            ---------------
           Miscellaneous (0.0%)
   5,600   Corsair Communications, Inc.* ...................................      109,900
   5,000   Monarch Dental Corp.* ...........................................       87,500
                                                                            ---------------
                                                                                  197,400
                                                                            ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS July 31, 1997, continued

NUMBER OF
SHARES                                                                           VALUE
--------------------------------------------------------------------------- ---------------
           Pharmaceuticals (16.9%)
 120,000   Andrx Corp.  ....................................................  $  3,960,000
 100,000   Aronex Pharmaceuticals, Inc.* ...................................       437,500
  70,000   Biovail Corporation International* ..............................     1,872,500
 180,000   Bone Care International, Inc.* ..................................     2,790,000
  60,000   Cadus Pharmaceutical Corp.  .....................................       817,500
  50,000   ChiRex, Inc.* ...................................................       856,250
 100,000   Coulter Pharmaceutical, Inc.  ...................................       812,500
 100,000   Curative Health Services, Inc.* .................................     3,137,500
 220,000   Cypros Pharmaceutical Corp.* ....................................       893,750
  70,000   DUSA Pharmaceuticals, Inc.* .....................................       358,750
 150,000   Emisphere Technologies, Inc.* ...................................     2,906,250
  80,000   Genset (ADR)(France)* ...........................................     2,000,000
 350,000   Guilford Pharmaceuticals, Inc.* .................................     7,743,750
  50,000   Hyal Pharmaceutical Corp. (Canada) ..............................       139,655
 120,000   ICOS Corp.* .....................................................     1,035,000
 120,000   Incyte Pharmaceuticals, Inc.* ...................................     8,115,000
 120,000   Inhale Therapeutic Systems* .....................................     2,925,000
  90,000   Kos Pharmaceuticals, Inc.* ......................................     3,487,500
 140,000   Medicis Pharmaceutical Corp. (Class A)* .........................     6,300,000
 100,000   OrthoLogic Corp.* ...............................................       631,250
 220,000   Parexel International Corp. .....................................     8,470,000
 120,000   PathoGenesis Corp.* .............................................     3,480,000
  50,000   Salix Holdings, Ltd. (Canada)* ..................................       304,701
 180,000   Sangstat Medical Corp.* .........................................     4,342,500
  70,000   Watson Pharmaceuticals, Inc.* ...................................     3,465,000
                                                                            ---------------
                                                                                71,281,856
                                                                            ---------------
           Retail--Specialty (1.7%)
 120,000   Cole National Corp. (Class A)* ..................................     5,182,500
  35,368   CVS Corp. .......................................................     2,011,555
                                                                            ---------------
                                                                                 7,194,055
                                                                            ---------------
           Specialized Services (0.3%)
  40,000   Service Corp. International .....................................     1,360,000
                                                                            ---------------
           Wholesale Distributor (1.0%)
  50,000   McKesson Corp.  .................................................     4,334,375
                                                                            ---------------
           TOTAL COMMON STOCKS
           (Identified Cost $304,444,915) ..................................   416,098,344
                                                                            ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS July 31, 1997, continued

NUMBER OF
WARRANTS                                                                              VALUE
------------------------------------------------------------------------------------------------
               WARRANTS (0.0%)
               Pharmaceuticals
    30,000     SuperGen, Inc. (due 03/12/01)*
               (Identified Cost $43,448) .......................................    $ 195,000
                                                                                ----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENT (1.0%)
             REPURCHASE AGREEMENT
             The Bank of New York 5.75%  due 08/01/97 (dated 07/31/97;
              proceeds $4,393,616)(a)
   $4,393     (Identified Cost $4,392,915) ...................................  4,392,915
                                                                              ------------

TOTAL INVESTMENTS
(Identified Cost $308,881,278)(b) .    99.5%    420,686,259
OTHER ASSETS IN EXCESS OF
LIABILITIES........................   0.5         2,020,805
                                    --------- -------------
NET ASSETS.........................   100.0%   $422,707,064
                                    ========= =============

------------
ADR     American Depository Receipt.
  *     Non-income producing security.
 ++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a) Collateralized by $1,117,580 Federal Home Loan Banks 6.10% due 11/27/98 valued at $1,130,080, $1,341,872 Federal National Mortgage Assoc. 6.15% due 12/14/01 valued at $1,339,470 and $2,000,000 Federal
        National Mortgage Assoc. 8.13% due 07/08/11 valued at $2,011,223.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $119,250,992 and the aggregate gross unrealized depreciation is $7,446,011, resulting in net unrealized appreciation of $111,804,981.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1997

 ASSETS:
Investments in securities, at value (identified cost
 $308,881,278)....................................................    $420,686,259
Receivable for:
  Investments sold................................................       5,813,979
  Shares of beneficial interest sold..............................         437,522
  Dividends.......................................................          74,215
Deferred organizational expenses..................................           8,034
Prepaid expenses and other assets.................................          16,656
                                                                   --------------
  TOTAL ASSETS ...................................................     427,036,665
                                                                   --------------
LIABILITIES:
Payable for:
  Investments purchased...........................................       2,886,868
  Shares of beneficial interest repurchased.......................         624,067
  Investment management fee.......................................         357,582
  Plan of distribution fee........................................         357,581
Accrued expenses and other payables ..............................         103,503
                                                                   ---------------
  TOTAL LIABILITIES...............................................       4,329,601
                                                                   ---------------
  NET ASSETS......................................................    $422,707,064
                                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital...................................................     307,533,850
Net unrealized appreciation ......................................     111,804,981
Accumulated net investment loss...................................         (32,076)
Accumulated undistributed net realized gain.......................       3,400,309
                                                                   ---------------
  NET ASSETS .....................................................    $422,707,064
                                                                   ===============
CLASS A SHARES:
Net Assets........................................................         $10,069
Shares Outstanding (unlimited authorized, $.01 par value) ........             667
  NET ASSET VALUE PER SHARE.......................................          $15.10
                                                                   ===============
  MAXIMUM OFFERING PRICE PER SHARE
   (net asset value plus 5.54% of net asset value)................          $15.94
                                                                   ===============
CLASS B SHARES:
Net Assets........................................................    $422,666,859
Shares Outstanding (unlimited authorized, $.01 par value) ........      27,994,379
  NET ASSET VALUE PER SHARE ......................................          $15.10
                                                                   ===============
CLASS C SHARES:
Net Assets........................................................         $20,067
Shares Outstanding (unlimited authorized, $.01 par value) ........           1,329
  NET ASSET VALUE PER SHARE ......................................          $15.10
                                                                   ===============
CLASS D SHARES:
Net Assets........................................................         $10,069
Shares Outstanding (unlimited authorized, $.01 par value) ........             667
  NET ASSET VALUE PER SHARE ......................................          $15.10
                                                                   ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended July 31, 1997*

NET INVESTMENT INCOME:
INCOME
Interest .........................................    $   384,111
Dividends (net of $5,458 foreign withholding
 tax).............................................        361,779
                                                   --------------
  TOTAL INCOME....................................        745,890
                                                   --------------
EXPENSES
Plan of distribution fee (Class B shares) ........      4,492,291
Investment management fee.........................      4,491,688
Transfer agent fees and expenses..................        730,898
Registration fees.................................        145,533
Shareholder reports and notices...................         77,955
Professional fees ................................         62,407
Custodian fees....................................         48,301
Organizational expenses ..........................         32,222
Trustees' fees and expenses.......................         20,771
Other.............................................          9,487
                                                   --------------
  TOTAL EXPENSES..................................     10,111,553
                                                   --------------
  NET INVESTMENT LOSS.............................     (9,365,663)
                                                   --------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain ................................     14,671,544
Net change in unrealized appreciation ............     23,334,942
                                                   --------------
  NET GAIN .......................................     38,006,486
                                                   --------------
NET INCREASE .....................................    $28,640,823
                                                   ==============

------------

*     Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE YEAR     FOR THE YEAR
                                                                       ENDED            ENDED
                                                                  JULY 31, 1997*    JULY 31, 1996
  --------------------------------------------------------------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss..............................................  $ (9,365,663)     $ (7,836,792)
Net realized gain ...............................................    14,671,544        38,104,756
Net change in unrealized appreciation ...........................    23,334,942        16,813,336
                                                                  -------------- ----------------
  NET INCREASE ..................................................    28,640,823        47,081,300
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
 REALIZED GAIN
  Class B shares.................................................   (28,286,327)      (22,643,391)
Net increase (decrease) from transactions in shares of
 beneficial interest.............................................   (20,523,010)      144,702,568
                                                                  -------------- ----------------
  TOTAL INCREASE (DECREASE)......................................   (20,168,514)      169,140,477
NET ASSETS:
Beginning of period..............................................   442,875,578       273,735,101
                                                                  -------------- ----------------
  END OF PERIOD
  (Including accumulated net investment losses of $32,076 and
  $28,348, respectively).........................................  $422,707,064      $442,875,578
                                                                  ============== ================

------------

*     Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis

DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1997, continued

until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost; and (5) the market value of foreign denominated portfolio securities is translated at the exchange rate prevailing at the end of the period.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date the income is earned or expenses and realized and unrealized gains and losses are incurred. Distribution fees are charged directly to the respective class.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $162,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1997, continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -1.0% of the average daily net assets of Class
C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR

DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1997, continued

and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $16,338,844 at July 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended July 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of approximately $1,142,000. The shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 1997 aggregated $369,644,528 and $418,622,260, respectively.

For the year ended July 31, 1997, the Fund incurred brokerage commissions of $10,330 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended July 31, 1997 included in Trustees' fees and

DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1997, continued

expenses in the Statement of Operations amounted to $5,225. At July 31, 1997, the Fund had an accrued pension liability of $32,076 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                    FOR THE YEAR
                                                           ENDED                           ENDED
                                                       JULY 31, 1997                   JULY 31, 1996
                                              ------------------------------- -------------------------------
                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                              -------------- ---------------  -------------- ---------------
CLASS A SHARES*
Sold ........................................           667    $      10,018         --              --
                                              -------------- ---------------  -------------- ---------------
CLASS B SHARES
Sold.........................................    12,042,815      183,250,429     26,005,478    $ 429,545,190
Reinvestment of dividends and distributions       1,860,102       26,655,267      1,434,910       21,121,878
Redeemed.....................................   (15,501,740)    (230,468,760)   (19,102,244)    (305,964,500)
                                              -------------  ---------------  -------------  ---------------
Net increase (decrease) -Class B.............    (1,598,823)     (20,563,064)     8,338,144      144,702,568
                                              -------------  ---------------  -------------  ---------------
CLASS C SHARES*
Sold.........................................         1,329           20,018         --              --
                                              -------------  ---------------  -------------  ---------------
CLASS D SHARES*
Sold.........................................           667           10,018         --              --
                                              -------------  ---------------  -------------  ---------------
Net increase (decrease) in Fund..............    (1,596,160)   $ (20,523,010)     8,338,144    $ 144,702,568
                                              =============  ===============  =============  ===============

------------
* For the period July 28, 1997 (issue date) through July 31, 1997.

6. FEDERAL INCOME TAX STATUS

As of July 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net investment loss was credited $9,361,935.

DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE YEAR ENDED JULY 31,
                                            ---------------------------------------------
                                                                                            FOR THE PERIOD
                                                                                          OCTOBER 30, 1992*
                                                                                               THROUGH
                                              1997**       1996       1995        1994      JULY 31, 1993
------------------------------------------  ---------- ----------  ---------- ----------  -----------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ......   $14.97      $12.88     $ 9.32      $ 9.22         $10.00
                                            ---------  ---------   --------   ---------   ------------
Net investment loss........................    (0.31)      (0.26)     (0.24)      (0.22)         (0.08)
Net realized and unrealized gain (loss) ...     1.39        3.44       3.80        0.32          (0.70)
                                            ---------  ---------   --------   ---------   ------------
Total from investment operations...........     1.08        3.18       3.56        0.10          (0.78)
                                            ---------  ---------   --------   ---------   ------------
Less distributions from net realized gain      (0.95)      (1.09)      --          --             --
                                            ---------  ---------   --------   ---------   ------------
Net asset value, end of period ............   $15.10      $14.97     $12.88      $ 9.32         $ 9.22
                                            =========  =========   ========   =========   ============
TOTAL INVESTMENT RETURN+ ..................     7.55%      24.84%     38.20%       1.08%         (7.80)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................     2.25%       2.20%      2.30%       2.30%          2.38%(2)
Net investment loss........................    (2.08)%     (2.03)%    (2.05)%     (2.06)%        (1.38)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ... $422,667   $ 442,876   $273,735    $228,573       $231,646
Portfolio turnover rate....................       85%         63%       145%        106%            55%(1)
Average commission rate paid............... $ 0.0566    $ 0.0562         --          --             --


------------
  *    Commencement of operations.
 ** Class B shares were issued July 28, 1997. All shares of the Fund held prior to that date have been designated Class B shares.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS, continued

                                          FOR THE PERIOD
                                          JULY 28, 1997*
                                              THROUGH
                                           JULY 31, 1997
----------------------------------------  --------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....     $ 15.03
Net realized and unrealized gain  .......        0.07
                                          -----------
Net asset value, end of period ..........     $ 15.10
                                          ===========
TOTAL INVESTMENT RETURN+  ...............        0.47%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................        1.57%(2)
Net investment loss .....................       (0.55)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $    10
Portfolio turnover rate .................          85%
Average commission rate paid ............     $0.0566

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....     $ 15.03
Net realized and unrealized gain  .......        0.07
                                          -----------
Net asset value, end of period ..........     $ 15.10
                                          ===========
TOTAL INVESTMENT RETURN+  ...............        0.47%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................        2.31%(2)
Net investment loss .....................       (1.28)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $    20
Portfolio turnover rate .................          85%
Average commission rate paid ............     $0.0566

------------
*      The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS, continued

                                          FOR THE PERIOD
                                          JULY 28, 1997*
                                              THROUGH
                                           JULY 31, 1997
----------------------------------------  --------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....     $ 15.03
Net realized and unrealized gain  .......        0.07
                                          -----------
Net asset value, end of period ..........     $ 15.10
                                          ===========
TOTAL INVESTMENT RETURN+ ................        0.47%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................        1.31%(2)
Net investment loss .....................       (0.29)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $    10
Portfolio turnover rate .................          85%
Average commission rate paid ............     $0.0566

------------
  *    The date shares were first issued.
  + Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER HEALTH SCIENCES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Health Sciences Trust (the "Fund") at July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
September 12, 1997

                     1997 FEDERAL TAX NOTICE (unaudited)

 During the year ended July 31, 1997, the Fund paid to its shareholders $0.95 per share from long-term capital gains.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Ronald J. Worobel
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

ADVISER
TCW Funds Management, Inc.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its offices and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Dean Witter
Health Sciences
Trust

ANNUAL REPORT
JULY 31, 1997